Segment Information - Schedule of Revenue from External Customers Based on Geographical Location (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Total revenue	$ 4,310	$ 4,225	$ 4,089
United States
Segment Reporting Information [Line Items]
Total revenue	2,480	2,355	2,126
Canada
Segment Reporting Information [Line Items]
Total revenue	228	199	120
Italy
Segment Reporting Information [Line Items]
Total revenue	952	1,062	1,307
United Kingdom
Segment Reporting Information [Line Items]
Total revenue	68	67	72
Rest of Europe
Segment Reporting Information [Line Items]
Total revenue	273	254	217
All other
Segment Reporting Information [Line Items]
Total revenue	$ 309	$ 289	$ 247